STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Shares issued under share-based compensation plans (in shares)	814,556	945,979	733,472
Shares issued under exercise of warrants (in shares)		1,513,183